Document and Entity Information	12 Months Ended
Dec. 25, 2012
Entity Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 25, 2012
Trading Symbol	DFRG
Entity Registrant Name	DEL FRISCO'S RESTAURANT GROUP, INC.
Entity Central Index Key	0001415301
Entity Filer Category	Non-accelerated Filer